Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 203,989,518	$ 194,311,533
Other receivables, gross	35,435,989	12,897,287
Total	239,425,507	207,208,820
Trade receivables, gross	21,255	62,563
Other receivables, gross	1,135,383	970,360
Trade and other non-current receivables, net	1,156,638	1,032,923
Portfolio Stratification
Trade And Other Receivables [Line Items]
Trade receivables, gross	203,989,518	194,311,533
Trade receivables, gross	21,255	62,563
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,553,256)	(1,258,817)
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,542,774	195,570,350
Other receivables, gross	35,435,989	12,897,287
Total	240,978,763	208,467,637
Trade receivables, gross	21,255	62,563
Other receivables, gross	1,135,383	970,360
Trade and other non-current receivables, net	1,156,638	1,032,923
On Demand [Member]
Trade And Other Receivables [Line Items]
Total	233,890,206	199,667,040
On Demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,454,217	186,769,753
Other receivables, gross	35,435,989	12,897,287
1-30 days [Member]
Trade And Other Receivables [Line Items]
Total	671,037	3,057,994
1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
31-60 days [Member]
Trade And Other Receivables [Line Items]
Total	248,135	333,078
31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
61-90 days [Member]
Trade And Other Receivables [Line Items]
Total	140,571	279,100
61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571	279,100
91-120 days [Member]
Trade And Other Receivables [Line Items]
Total	224	10,021
91-120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
121-150 days [Member]
Trade And Other Receivables [Line Items]
Total	7,274	42,015
121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
151-180 days [Member]
Trade And Other Receivables [Line Items]
Total	39,001	334,297
151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
181-210 days [Member]
Trade And Other Receivables [Line Items]
Total	43,681	399,552
181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
211-250 days [Member]
Trade And Other Receivables [Line Items]
Total	56,046	228,498
211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Total	4,329,332	2,857,225
More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,553,256)	(1,258,817)
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 5,882,588	$ 4,116,042